SEGMENT INFORMATION (Schedule of Revenue Derives From Transfer of Goods and Services) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Timing of revenue recognition
At a point in time	$ 61,299	$ 56,540	$ 62,187
Over time	256	292	334
Total	61,555	56,832	62,521
America [Member]
Timing of revenue recognition
At a point in time	41,536	44,692	50,174
Over time	256	292	334
Total	41,792	44,984	50,508
Ireland [Member]
Timing of revenue recognition
At a point in time	19,763	11,848	12,013
Over time	0	0	0
Total	19,763	11,848	12,013
Customer [Member]
Timing of revenue recognition
At a point in time	61,299	56,540	62,187
Over time	256	292	334
Total	61,555	56,832	62,521
Customer [Member] | America [Member]
Timing of revenue recognition
At a point in time	29,661	31,990	35,223
Over time	256	292	334
Total	29,917	32,282	35,557
Customer [Member] | Asia Or Africa Member
Timing of revenue recognition
At a point in time	24,775	18,909	20,401
Over time	0	0	0
Total	24,775	18,909	20,401
Customer [Member] | Europe [Member]
Timing of revenue recognition
At a point in time	6,863	5,641	6,563
Over time	0	0	0
Total	$ 6,863	$ 5,641	$ 6,563